Intangibles Assets	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles Assets

Note 7 – Intangibles Assets

Intangible assets that were acquired in connection with the acquisition transactions (Note5) during 2018:

	June 30, 2018
	(Unaudited)

		Accumulated
	Cost	Amortization	Net

Intangible assets:
Management service agreement	4,224,113	-	4,224,113
Non-compete agreement	1,591,507	(44,210)	1,547,297
Total intangible assets	$5,815,620	$(44,210)	$5,771,410

Estimated future amortization of intangible assets is as follows:

Years Ending December 31,

2018 (six months)	$328,285
2019	656,569
2020	656,569
2021	355,706
2022	140,804
Thereafter	3,633,477
$5,771,410